SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
32.	SUBSEQUENT EVENTS
(i)	New grants of share options

From January 1, 2025 to March 31, 2025, the Company granted an aggregated number of 11,518,748 share options to employees pursuant to the 2022 Share Incentive Plan, at a weighted average exercise price of US$2.89 per share option.

(ii)	Geely HK convertible notes

On February 28, 2025, the Company entered into a convertible note purchase agreement (the “Purchase Agreement”) with Geely HK (the “Investor”), pursuant to which the Investor will purchase from the Company convertible notes (the “Notes”) in an aggregate principal amount equal to the US$70,000 through a private placement. The transaction is subject to customary closing conditions. The Notes will mature on February 28, 2027 and bears an interest rate per annum equal to the secured overnight financing rate (SOFR) on the issue date plus 3.35%, payable on the maturity date. Subject to the terms of the Notes, the Notes may be convertible into ordinary shares of the Company at the option of the Investor starting from the 30th trading days after the applicable issue date. The conversion price is equal to the volume - weighted average of the last reported sale price of the ADSs over the 10 consecutive trading days immediately preceding the applicable conversion date. In connection with the transaction, the Investor will enter into equity pledge agreements with Sanya Lotus Venture Capital Co., Limited (“Sanya Lotus”), a wholly - owned subsidiary of the Company, pursuant to which Sanya Lotus agree to pledge to the Investor 50% equity interests held by Sanya Lotus in Ningbo Lotus Robotics Co., Ltd.. The Company received US$70,000 and issued the Notes on April 28.

(iii)	Meritz share buyback

On March 28, 2025, the Company entered into an amended and restated share buyback agreement (the “A&R SBA”) with Meritz to amend and restate in its entirety the Share Buyback Agreement, dated November 29, 2024, between the Company and Meritz. Pursuant to the A&R SBA, Meritz agrees to sell, and the Company agrees to repurchase 17,500,000 ADSs (“Share Buyback Transaction”) and the Default Interest as mentioned in note 14, with cumulative accrued amount of US$22,261 as of March 28, 2025, shall stop accruing from March 28, 2025.

Upon the completion of the Share Buyback Transaction (the “Closing”), certain provisions under the Subscription Agreement will terminate, including: (i) the obligation for the Company to maintain US$175,000 of unrestricted cash as of the last date of each fiscal quarter; (ii) the Company’s call option to acquire certain Meritz Shares at US$14.00 per share if the closing price of the ADSs for a five-trading-day period exceeds US$14.00; and (iii) the Company’s obligation to deposit additional cash as collateral in the restricted cash account to secure its obligations due to changes in the closing price of the ADSs.

Pursuant to the A&R SBA, the Company agrees to complete the full payment of a deposit of US$150,938 (“SBA Deposit”) to Meritz on or before April 30, 2025 and the remaining repurchase price (an amount that provides Meritz with a 12.5% annualized interest rate on US$48,109, calculated for the period between March 28, 2025 and the date of Closing), together with any accrued Default Interest (to the extent not waived by Meritz in accordance with the A&R SBA), at the Closing to take place on or before September 30, 2025. Closing is subject to customary closing conditions. In the event that the SBA Deposit is not paid on or before April 30, 2025 or the Closing does not take place on or prior to September 30, 2025 (except due to Meritz’s failure to satisfy certain closing conditions, provided that the Company is not in breach of any representation or warranty, covenant or other agreement and is otherwise ready, willing and able to consummate the Closing), (i) an event of default will be deemed to occur under the Subscription Agreement; (ii) to the extent that the event of default occurs on September 30, 2025, Meritz shall transfer 12,689,058 ADSs to Lotus EV Limited, the Company’s subsidiary. Lotus EV Limited shall pledge such shares to Meritz, and such pledged ADSs will become immediately enforceable and shall be enforced by Meritz; (iii) Meritz shall enforce the security under the Subscription Agreement; (iv) Meritz shall enforce the Pledged Share as mentioned in note 14 in favor of Meritz; and (v) Meritz will have the right to terminate the A&R SBA.

The SBA Deposit was settled on April 30, 2025.

(iv)	Exercise of LGIL Put Option

As of December 31, 2024, the Put Option Exercise Condition had been satisfied. On April 14, 2025, Geely HK exercised its put option. Closing of the put options could be subject to approvals of governmental authorities in various jurisdictions (including, for example, pursuant to anti-trust and foreign investment laws and regulations) and are currently expected to take place around the end of 2025.